                               CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell &
Reed Advisors Asset Strategy Fund, Inc. (1933 Act File No. 33-55753; 1940
Act File No. 811-7217) ("Registrant") hereby certifies (a) that the respective forms of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from the Prospectus and
Statement of Additional Information contained in Post-Effective Amendment
No. 13 ("Amendment No. 13") to its Registration Statement on Form N-1A,
which is Registrant's most recent post-effective amendment, and (b) that
Amendment No. 13 was filed electronically.

                             WADDELL & REED ADVISORS
                             ASSET STRATEGY FUND, INC.

Dated:  October 18, 2002     By:  /s/Kristen A. Richards
                             -----------------------------
                             Kristen A. Richards
                             Vice President, Secretary and
                               Associate General Counsel